SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies Policies
Basis of Presentation and Consolidation

The consolidated financial statements include the accounts for the six months ended June 30, 2018 and 2017 of the Company and its wholly owned subsidiaries Quest Energy Inc (QEI), Deane Mining, LLC (Deane), Quest Processing LLC (Quest Processing), ERC Mining Indiana Corp (ERC), McCoy Elkhorn Coal LLC (McCoy) and Knott County Coal LLC (KCC). All significant intercompany accounts and transactions have been eliminated.

The accompanying Consolidated Financial Statements are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”)

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Quest Energy Inc (QEI), Deane Mining, LLC (Deane), Quest Processing LLC (Quest Processing), ERC Mining Indiana Corp (ERC), McCoy Elkhorn Coal LLC (McCoy) and Knott County Coal LLC (KCC). All significant intercompany accounts and transactions have been eliminated.

On January 5, 2017, QEI entered into a share exchange agreement with NGFC Equities, Inc (NGFC). Under the agreement, the shareholders of QEI exchanged 100% of its common stock to NGFC for 4,817,792 newly created Series A Preferred shares that is convertible into approximately 95% of outstanding common stock of NGFC. The previous NGFC shareholders retained 845,377 common shares as part of the agreement. The conditions to the agreement were fully satisfied on February 7, 2017, at which time the Company took full control of NGFC. NGFC has been renamed to American Resources Corporation (ARC). The transaction was accounted for as a recapitalization. QEI was the accounting acquirer and ARC will continue the business operations of QEI, therefore, the historical financial statements presented are those of QEI and its subsidiaries. The equity and share information reflect the results of the recapitalization. On May 15, 2017 ARC initiated a one-for-thirty reverse stock split. The financial statements have been retrospectively restated to give effect to this split.

Entities for which ownership is less than 100% a determination is made whether there is a requirement to apply the variable interest entity (VIE) model to the entity. Where the company holds current or potential rights that give it the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, combined with a variable interest that gives the Company the right to receive potentially significant benefits or the obligation to absorb potentially significant losses, the Company would be deemed to have a controlling interest.

The company is the primary beneficiary of ERC Mining, LLC, which qualifies as a variable interest entity. Accordingly, the assets, liabilities, revenue and expenses of ERC Mining, LLC have been included in the accompanying consolidated financial statements (Note 6).

The company is the primary beneficiary of Land Resources & Royalties LLC (LRR) which qualifies as a variable interest entity. Accordingly, the assets, liabilities, revenue and expenses of Land Resources & Royalties have been included in the accompanying consolidated financial statements (Note 5).

Deane was formed in November 2007 for the purpose of operating underground coal mines and coal processing facilities. Deane was acquired on December 31, 2015 and as such no operations are presented prior to the acquisition date.

Quest Processing was formed in November 2014 for the purpose of operating coal processing facilities and had no operations before March 8, 2016.

ERC was formed in April 2015 for the purpose managing an underground coal mine and coal processing facility. Operations commenced in June 2015.

McCoy was formed in February 2016 for the purpose of operating underground coal mines and coal processing facilities. The assets of McCoy were acquired on February 17, 2016 and as such no operations are presented prior to the acquisition date.

KCC was formed in September 2004 for the purpose of operating underground coal mines and coal processing facilities. KCC was acquired on April 14, 2016 and as such no operations are presented prior to the acquisition date.

On February 17, 2016, McCoy Elkhorn Coal LLC (McCoy) acquired certain assets in exchange for $100 and for assuming certain liabilities of Fortress Resources, LLC. The fair values of the asset retirement obligation liabilities assumed were determined to be $3,561,848 respectively. The liabilities assumed do not require fair value readjustments.

The assets acquired of McCoy do not represent a business as defined in FASB AS 805-10-20. McCoy does not have an integrated set of activities and assets that that is capable of being conducted and managed for the purpose of providing a return or other economic benefit to their investors, members or participants. Accordingly, the assets acquired are initially recognized at the consideration paid, which was the liabilities assumed, including direct acquisition costs, of which there were none. The cost is allocated to the group of assets acquired based on their relative fair value. The assets acquired and liabilities assumed of McCoy were as follows at the purchase date:

Assets
Cash	$2,935,800
Underground Mining Equipment	531,249
Surface Mining Equipment	36,218
Coal Preparation and Loading Facilities	58,681
Liabilities
Asset Retirement Obligation	$3,561,848

On April 14, 2016, the Company acquired 100% of the membership interests of ICG Knott County, LLC, subsequently renamed Knott County Coal LLC. The fair values of the asset retirement obligation liabilities assumed were determined to be $4,499,434 respectively. The liabilities assumed do not require fair value readjustments.

The assets acquired of ICG Knott County do not represent a business as defined in FASB AS 805-10-20. IGC Knott County does not have an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return or other economic benefit to their investors, members or participants. Accordingly, the assets acquired and liabilities assumed are initially recognized at the consideration paid, including direct acquisition costs. The cost is allocated to the group of assets acquired and liabilities assumed based on their relative fair value. The assets and liabilities assumed of ICG Knott County were as follows on the purchase date:

Assets
Cash	$2,380,000
Underground Mining Equipment	1,533,937
Surface Mining Equipment	206,578
Land	178,683
Coal Preparation and Loading Facilities	200,236
Liabilities
Asset Retirement Obligation	$4,499,434

As a result of the KCC and McCoy acquisitions during 2016, $8,061,282 of ARO was assumed for net cash of $5,315,700 and property, equipment and land of $2,745,582.

Interim Financial Information

Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. In the opinion of management, these interim unaudited Consolidated Financial Statements reflect all normal and recurring adjustments necessary for a fair presentation of the results for the periods presented. Results of operations for the three and six months ended June 30, 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2018 or any other period. These financial statements should be read in conjunction with the Company’s 2017 audited financial statements and notes thereto which were filed on Form 10-K on April 23, 2018.

Going Concern

The Company has suffered recurring losses from operations and currently has a working capital deficit. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We plan to generate profits by expanding current coal operations as well as developing new coal operations. However, we will need to raise the funds required to do so through sale of our securities or through loans from third parties. We do not have any commitments or arrangements from any person to provide us with any additional capital. If additional financing is not available when needed, we may need to cease operations. We may not be successful in raising the capital needed to expand or develop operations. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern. The accompanying financial statements have been prepared assuming the Company will continue as a going concern; no adjustments to the financial statements have been made to account for this uncertainty.

The Company has suffered recurring losses from operations and currently a working capital deficit. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. We plan to generate profits by expanding current coal operations as well as developing new coal operations. However, we will need to raise the funds required to do so through sale of our securities or through loans from third parties. We do not have any commitments or arrangements from any person to provide us with any additional capital. If additional financing is not available when needed, we may need to cease operations. We may not be successful in raising the capital needed to expand or develop operations. Management believes that actions presently being taken to obtain additional funding provide the opportunity for the Company to continue as a going concern. The accompanying financial statements have been prepared assuming the Company will continue as a going concern; no adjustments to the financial statements have been made to account for this uncertainty.

Estimates

Management uses estimates and assumptions in preparing financial statements in accordance with accounting principles generally accepted in the United States of America. Those estimates and assumptions affect the reported amounts of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results could vary from those estimates.

Convertible Preferred Securities

We account for hybrid contracts that feature conversion options in accordance with generally accepted accounting principles in the United States. ASC 815, Derivatives and Hedging Activities (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We also follow ASC 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”) in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date with remeasurements reported as a component of other income/expense in the accompanying Consolidated Statements of Operations.

We account for hybrid contracts that feature conversion options in accordance with generally accepted accounting principles in the United States. ASC 815, Derivatives and Hedging Activities (“ASC 815”) requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

We also follow ASC 480-10, Distinguishing Liabilities from Equity (“ASC 480-10”) in its evaluation of the accounting for a hybrid instrument. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives, and are carried as a liability at fair value at each balance sheet date with remeasurements reported in interest expense in the accompanying Consolidated Statements of Operations.

Related Party Policies

In accordance with FASB ASC 850 related parties are defined as either an executive, director or nominee, greater than 10% beneficial owner, or an immediate family member of any of the proceeding. Transactions with related parties are reviewed and approved by the directors of the Company, as per internal policies.

Advance Royalties		Coal leases that require minimum annual or advance payments and are recoverable from future production are generally deferred and charged to expense as the coal is subsequently produced.
Cash	Cash is maintained in bank deposit accounts which, at times, may exceed federally insured limits. To date, there have been no losses in such accounts.

Cash is maintained in bank deposit accounts which, at times, may exceed federally insured limits. To date, there have been no losses in such accounts.

As of December 31, 2017 and 2016 total cash, including restricted cash, amounted to $385,665 and $925,627, respectively. Restricted cash as of December 31, 2017 and 2016 amounted to $198,943 and $141,102, respectively.

Restrictions to cash include funds held for the benefit other parties in the amount of $82,828 and $24,987 as of December 31, 2017 and 2016, respectively. The use of these funds are in conjunction with the management of the property owned by this party and the duration of the restrictions matches the duration of the management agreement. (See Note 7)

As part of the Kentucky New Markets Development Program (See Note 3) an asset management fee reserve was set up in the amount of $116,115. The funds are held to pay annual asset management fees to an unrelated party through 2021. (See Note 6)

Concentration		As of December 31, 2017 and 2016 63% and 78% of revenue and 99% and 97% of outstanding accounts receivable came from three and two customers, respectively.
Coal Property and Equipment

Coal Property and Equipment are recorded at cost. Coal properties are depreciated using the units-of-production method over the estimated coal deposits. For equipment, depreciation is calculated using the straight-line method over the estimated useful lives of the assets, generally ranging from three to seven years. Amortization of the equipment under capital lease is included with depreciation expense.

Property and equipment and amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amount to the future net undiscounted cash flows expected to be generated by the related assets. If these assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount exceeds the fair market value of the assets.

Costs related to maintenance and repairs which do not prolong the asset’s useful life are expensed as incurred.

Mine Development

Costs of developing new coal mines, including asset retirement obligation assets, or significantly expanding the capacity of existing mines, are capitalized and amortized using the units-of-production method over estimated coal deposits. Costs not incurred for development of existing coal deposits are expensed as incurred.

Asset Acquisitions

On April 21, 2018, McCoy acquired certain assets known as the Point Rock Mine (Point Rock) in exchange for assuming certain liabilities of the seller. The fair values of the liabilities assumed were $53,771 for prior vendors and $2,098,052 for asset retirement obligation totaling $2,151,823 The liabilities assumed do not require fair value readjustments. In addition, McCoy entered into a surface and mineral sub-lease in the amount of up to $4,000,000 to be paid only upon coal extraction at $2 per extracted ton of coal. McCoy will also pay a portion of the sales price as royalty with an annual minimum payment of $60,000 starting in January 2019. The acquired assets have an anticipated life of 5 years. Capitalized mining rights will be amortized based on productive activities over the anticipated life of 5 years. The assets will be measured for impairment when an event occurs that questions the realization of the recorded value.

The assets acquired of Point Rock do not represent a business as defined in FASB AS 805-10-20 due to their classification as a single asset. Accordingly, the assets acquired are initially recognized at the consideration paid, which was the liabilities assumed, including direct acquisition costs, of which there were none. The cost is allocated to the group of assets acquired based on their relative fair value. The assets acquired and liabilities assumed of Point Rock were as follows at the purchase date:

Assets
Mining Rights	$2,151,823

Liabilities
Vendor Payables	$53,771
Asset Retirement Obligation	$2,098,052

On May 10, 2018, KCC acquired certain assets known as the Wayland Surface Mine (Wayland) in exchange for assuming certain liabilities of the seller. The fair values of the liabilities assumed were $66,129 for asset retirement obligation. The liabilities assumed do not require fair value readjustments. In addition, KCC entered into a royalty agreement with the seller to be paid only upon coal extraction in the amount of $1.50 per extracted ton of coal. The acquired assets have an anticipated life of 7 years. Capitalized mining rights will be amortized based on productive activities over the anticipated life of 7 years. The assets will be measured for impairment when an event occurs that questions the realization of the recorded value.

The assets acquired of Wayland do not represent a business as defined in FASB AS 805-10-20 due to their classification as a single asset. Accordingly, the assets acquired are initially recognized at the consideration paid, which was the liabilities assumed, including direct acquisition costs, of which there were none. The cost is allocated to the group of assets acquired based on their relative fair value. The assets acquired and liabilities assumed of Wayland were as follows at the purchase date:

Assets
Mining Rights	$66,129

Liabilities

Asset Retirement Obligation	$66,129

Asset Retirement Obligations (ARO) - Reclamation

At the time they are incurred, legal obligations associated with the retirement of long-lived assets are reflected at their estimated fair value, with a corresponding charge to mine development. Obligations are typically incurred when we commence development of underground and surface mines, and include reclamation of support facilities, refuse areas and slurry ponds or through acquisitions.

Obligations are reflected at the present value of their future cash flows. We reflect accretion of the obligations for the period from the date they incurred through the date they are extinguished. The asset retirement obligation assets are amortized using the units-of-production method over estimated recoverable (proved and probable) reserves. We are using a discount rate of 10%. Federal and State laws require that mines be reclaimed in accordance with specific standards and approved reclamation plans, as outlined in mining permits. Activities include reclamation of pit and support acreage at surface mines, sealing portals at underground mines, and reclamation of refuse areas and slurry ponds.

We assess our ARO at least annually and reflect revisions for permit changes, change in our estimated reclamation costs and changes in the estimated timing of such costs. During the periods ending June 30, 2018 and 2017, $0 and $251,852 were incurred for loss on settlement on ARO, respectively.

The table below reflects the changes to our ARO:

Balance at December 31, 2017	$19,885,057
Accretion – six months June 30, 2018	895,524
Reclamation work – six months June 30, 2018	(0)
Point Rock Acquisition	2,098,052
Wayland Acquisition	66,129
Balance at June 30, 2018	$22,944,762

At the time they are incurred, legal obligations associated with the retirement of long-lived assets are reflected at their estimated fair value, with a corresponding charge to mine development. Obligations are typically incurred when we commence development of underground and surface mines, and include reclamation of support facilities, refuse areas and slurry ponds or through acquisitions.

Obligations are reflected at the present value of their future cash flows. We reflect accretion of the obligations for the period from the date they incurred through the date they are extinguished. The asset retirement obligation assets are amortized using the units-of-production method over estimated coal deposits. We are using a discount rate of 10%, risk free rate of .23% and an inflation rate of 1.5%. Federal and State laws require that mines be reclaimed in accordance with specific standards and approved reclamation plans, as outlined in mining permits. Activities include reclamation of pit and support acreage at surface mines, sealing portals at underground mines, and reclamation of refuse areas and slurry ponds.

We assess our ARO at least annually and reflect revisions for permit changes, change in our estimated reclamation costs and changes in the estimated timing of such costs. During 2017 and 2016, $0 and $71,245 were incurred for loss on settlement on ARO.

The table below reflects the changes to our ARO:

	2017	2016
Beginning Balance	$18,126,873	$8,586,464
Accretion	1,791,051	1,664,774
Reclamation work	(32,867)	(185,647)
McCoy Acquisition	-	3,561,848
KCC Acquisition	-	4,499,434
Ending balance	$19,885,057	$18,126,873
Current portion of reclamation liability	$2,033,862	$519,489
Long-term portion of reclamation liability	$17,851,195	$17,607,384

Income Taxes

Income Taxes include U.S. federal and state income taxes currently payable and deferred income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of enactment. Deferred income tax expense represents the change during the year in the deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax asset will not be realized.

The Company filed an initial tax return in 2015. Management believes that the Company’s income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change. Therefore, no reserve for uncertain income tax positions has been recorded. The Company’s policy for recording interest and penalties, if any, associated with income tax examinations will be to record such items as a component of income taxes.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605 when the terms of the contract have been satisfied; generally, this occurs when delivery has been rendered, the fee is fixed or determinable, and collectability is reasonably assured. Revenue is measured as the amount of consideration we expect to receive in exchange for transferring goods or providing services.

Our revenue is comprised of sales of mined coal and services for processing coal. All of the activity is undertaken in eastern Kentucky.

We recognize revenue from coal sales at the time risk of loss passes to the customer at contracted amounts and amounts are deemed collectible. Revenue from coal processing and loading are recognized when services have been performed according to the contract in place.

Leases

Leases are reviewed by management based on the provisions of ASC 840 and examined to see if they are required to be categorized as an operating lease, a capital lease or a financing transaction.

The Company leases certain equipment and other assets under noncancelable operating leases, typically with initial terms of 3 to 7 years. Minimum rent on operating leases is expensed on a straight-line basis over the term of the lease. In addition to minimum rental payments, certain leases require additional payments based on sales volume, as well as reimbursement of real estate taxes, which are expensed when incurred. Capital leases are recorded at the present value of the future minimum lease payments at the inception of the lease. The gross amount of assets recorded under capital lease amounted to $333,875, all of which is classified as surface equipment.

Loan Issuance Costs and Discounts

Loan Issuance Costs and Discounts are amortized using the effective interest method. Amortization expense amounted to $477,056 and $9,406 as of December 31, 2017 and 2016, respectively. Amortization expense for the next five years is expected to be $11,520, annually.

Allowance For Doubtful Accounts

The Company recognizes an allowance for losses on trade and other accounts receivable in an amount equal to the estimated probable losses net of recoveries. The allowance is based on an analysis of historical bad debt experience, current receivables aging and expected future write-offs, as well as an assessment of specific identifiable amounts considered at risk or uncollectible.

Allowance for trade receivables as of June 30, 2018 and December 31, 2017 amounted to $0, for both periods. Allowance for other accounts receivables as of June 30, 2018 and December 31, 2017 amounted to $0 and $92,573, respectively.

Trade and loan receivables are carried at amortized cost, net of allowance for losses. Amortized cost approximated book value as of June 30, 2018 and December 31, 2017.

The Company recognizes an allowance for losses on trade and other accounts receivable in an amount equal to the estimated probable losses net of recoveries. The allowance is based on an analysis of historical bad debt experience, current receivables aging and expected future write-offs, as well as an assessment of specific identifiable amounts considered at risk or uncollectible.

Allowance for trade receivables as of December 31, 2017 and 2016 amounted to $0 and $0, respectively. Allowance for other accounts receivables as of December 31, 2017 and 2016 amounted to $92,573 and $640,000, respectively.

Trade and loan receivables are carried at amortized cost, net of allowance for losses. Amortized cost approximated book value as of December 31, 2017 and 2016.

Inventory		Inventory consisting of mined coal is stated at the lower of cost (first in, first out method) or net realizable value.
Stock-based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable vesting period of the stock award (generally 0 to 5 years) using the straight-line method. Stock compensation to employees is accounted for under ASC 718 and stock compensation to non-employees is accounted for under ASC 505.

Earnings Per Share

The Company’s basic earnings per share (EPS) amounts have been computed based on the average number of shares of common stock outstanding for the period and include the effect of any participating securities as appropriate. Diluted EPS includes the effect of the Company’s outstanding stock options, restricted stock awards, restricted stock units and performance-based stock awards if the inclusion of these items is dilutive.

For the years ended December 31, 2017 and 2016, the Company had 5,364,230 and 0 outstanding stock warrants, respectively. For the years ended December 31, 2017 and 2016, the Company did not have any restrictive stock awards, restricted stock units, or performance-based awards.

Reclassifications	Reclassifications of prior periods have been made to conform with current year presentation.	Reclassifications have been made to conform with current year presentation.
New Accounting Pronouncements
-	ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for years beginning after December 15, 2017. ASU 2016-01 was adopted on January 1, 2018 and the standard did not have a material effect on the consolidated financial statements or related disclosures
-	ASU 2016-02, Leases, effective for years beginning after December 15, 2019. We expect to adopt ASU 2016-02 beginning January 1, 2019 and are in the process of assessing the impact that this new guidance is expected to have on our consolidated financial statements and related disclosures.
-	ASU 2017-09, Compensation – Stock Compensation, effective beginning after December 31, 2017. ASU 2017-09 was adopted on January 1, 2018 and the standard did not have a material effect on the consolidated financial statements or related disclosures
-	ASU 2017-11, Earnings Per Share, effective beginning after December 15, 2018. We expect to adopt ASU 2017-11 beginning January 1, 2019 and are in the process of assessing the impact that this new guidance is expected to have on our consolidated financial statements and related disclosures.
-	ASU 2018-05, Income Taxes, effective beginning after December 15, 2017. was adopted on January 1, 2018 with no effect on our consolidated financial statements and related disclosures.

Management has elected to early adopt ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business effective at inception.

ASU 2016-18, Statement of Cash Flows: Restricted Cash (Topic 230). Topic 230 addressed how restricted cash was presented in the statement of cash flows. We adopted Topic 230 as of January 1, 2018 resulting in modifications as to the manner in which restricted cash transactions are presented in the statement of cash flows.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Topic 606 supersedes the revenue recognition requirements in Topic 605 and requires entities to recognize revenues when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company’s primary source of revenue is from the sale of coal through both short-term and long-term contracts with utilities, industrial customers and steel producers whereby revenue is currently recognized when risk of loss has passed to the customer. During the fourth quarter of 2017, the Company finalized its assessment related to the new standard by analyzing certain contracts representative of the majority of the Company’s coal sales and determined that the timing of revenue recognition related to the Company’s coal sales will remain consistent between the new standard and the previous standard. The Company also reviewed other sources of revenue, and concluded the current basis of accounting for these items is in accordance with the new standard. The Company adopted ASU 2014-09 effective January 1, 2018 using the modified retrospective method, and there was no cumulative adjustment to retained earnings.

Management has determined that the impact of the following recent FASB pronouncements will not have a material impact on the financial statements.

·	Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, effective for years beginning after December 15, 2017
·	ASU 2015-11, Simplifying the Measurement of Inventory, effective for years beginning after December 15, 2016. Adoption of ASU 2015-11 did not have a material effect on the consolidated financial statements.
·	ASU 2015-17, Balance Sheet Classification of Deferred Taxes, effective for years beginning after December 15, 2016. Adoption of ASU 2015-17 did not have a material effect on the consolidated financial statements or related disclosures.
·	ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, effective for years beginning after December 15, 2017
·	ASU 2016-02, Leases, effective for years beginning after December 15, 2019. We expect to adopt ASU 2016-02 beginning January 1, 2019 and are in the process of assessing the impact that this new guidance is expected to have on our consolidated financial statements and related disclosures.
·	ASU 2016-18, Statement of Cash Flows: Restricted Cash, effective beginning after December 15, 2017
·	ASU 2017-01, Business Combinations, effective beginning after December 15, 2017
·	AUS 2017-09, Compensation – Stock Compensation, effective beginning after December 31, 2017
·	ASU 2017-11, Earnings Per Share, effective beginning after December 15, 2018
·	ASU 2018-05, Income Taxes, effective beginning after December 15, 2017. We expect to adopt ASU 2018-05 beginning January 1, 2018 and are in the process of assessing the impact that this new guidance is expected to have on our consolidated financial statements and related disclosures.

Management has elected to early adopt ASU 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business effective at inception. See above in Note 1.

ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Topic 606 supersedes the revenue recognition requirements in Topic 605 and requires entities to recognize revenues when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. We adopted Topic 606 as of January 1, 2018 using the modified retrospective method of adoption. Implementation of Topic 606 caused no change in previously recognized revenue.